UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22578

Vericimetry Funds
(Exact name of registrant as specified in charter)

800 Wilshire Blvd. Suite 300
Los Angeles, California 90017
(Address of principal executive offices) (Zip code)

Glenn S. Freed
Vericimetry Advisors LLC
800 Wilshire Blvd. Suite 300
Los Angeles, California 90017
(Name and address of agent for service)

Registrant's telephone number, including area code: (213) 769-8289

Date of fiscal year end: September 30
Date of reporting period: March 31, 2012

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Vericimetry U.S. Small Cap Value Fund

Semi-Annual Report

March 31, 2012

Vericimetry Funds
TABLE OF CONTENTS
March 31, 2012

Shareholder Letter	1
Performance Summary	2
Schedule of Investments	3
Financial Statements	15
Financial Highlights	18
Notes to Financial Statements	19
Expense Example	23
Proxy Voting	24
Quarterly Holdings	24
Board Approval of Investment Management Agreement	25

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Except for historical information, the matters discussed in this report may constitute forward-looking statements. These include any predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current prospectus, other factors bearing on these statements include the accuracy of the Adviser’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser to implement its strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to applicable benchmarks.

Vericimetry Funds
LETTER TO SHAREHOLDERS
March 31, 2012 (Unaudited)

Dear Shareholders,

We are pleased to present the enclosed semi-annual report for the Vericimetry U.S. Small Cap Value Fund (the “Fund”) for the period ended March 31, 2012.

Vericimetry is an academically based, quantitatively structured investment adviser providing capacity-constrained asset class strategies to an exclusive group of elite financial advisors.

The Vericimetry U.S. Small Cap Value Fund invests in a wide and diverse universe of U.S. small cap value stocks using a structured quantitative investment approach based on a set of well defined, fundamental characteristics to identify value stocks. We identify value stocks by considering multiple factors such as book-to-market, price-to-earnings, price-to-sales or price-to-operating cash flow.(1)

The Fund is managed with the intent of maintaining reasonably priced management fees and low turnover in an effort to enhance net returns to the investor. We are committed to limit the growth of its assets under management once optimal capacity for the Fund is achieved.

Our capacity planned approach, working with an exclusive set of financial advisors, seeks to provide exposure to the small and value equity risk premiums. The portfolio pursues a purer value by using a multifactor screening approach and a deeper small by its thoughtful academically based quantitatively structured approach.

We thank you for your investment in the Vericimetry U.S. Small Cap Value Fund and the confidence and trust you place in Vericimetry.

Sincerely,

Dr. Glenn S. Freed

Chief Executive Officer

(1)
Book-to-market is the value ratio of a company’s book value to its market value. Price-to-earnings, price-to-sales and price-to-operating cash flow ratios are the value of a company’s share price compared to its previous twelve months earnings per share, sales per share or operating cash flow per share, respectively.

Vericimetry Funds
PERFORMANCE SUMMARY (Unaudited)
For the Period from December 27, 2011* to March 31, 2012

Comparison of a Hypothetical $10,000 Investment
in the Vericimetry U.S. Small Cap Value Fund and the Russell 2000 Value Index**
Total Returns For the periods ended March 31, 2012
Cumulative Since Inception*
Vericimetry U.S. Small Cap Value Fund	14.03%
Russell 2000 Value Index	10.13%

*	Commencement of operations for the Vericimetry U.S. Small Cap Value Fund was December 27, 2011.

**
The Russell 2000 Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

The Fund’s net expense ratio of 0.60% and gross expense ratio of 1.00% are reflective of the information disclosed in the Fund’s prospectus dated November 25, 2011 and may differ from the expense ratios disclosed in this report. The Adviser has contractually agreed to waive all or a portion of its management fees and/or reimburse expenses at least through January 28, 2013 in order to keep the Fund’s net annual operating expenses from exceeding 0.60% of its average daily net assets. Performance data quoted represents past performance which is not predictive of future performance. The investment return and principal value of Fund shares will fluctuate and when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To receive current performance to the most recent month end, please call 1-855-755-7550. Please read prospectus carefully before investing.

The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s results as shown are net of fees.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 98.6%
CONSUMER DISCRETIONARY – 14.6%
1-800-Flowers.com, Inc. - Class A*	1,370	$4,151
Adams Golf, Inc.*	130	1,395
AH Belo Corp. - Class A	700	3,423
American Greetings Corp. - Class A	930	14,266
Ark Restaurants Corp.	60	975
Ballantyne Strong, Inc.*	640	3,405
Barnes & Noble, Inc.*	1,610	21,332
Bassett Furniture Industries, Inc.	190	1,748
Beasley Broadcasting Group, Inc. - Class A*	500	2,150
Beazer Homes USA, Inc.*	1,900	6,175
Benihana, Inc.	720	9,396
Big 5 Sporting Goods Corp.	680	5,331
Biglari Holdings, Inc.*	30	12,085
Black Diamond, Inc.*	780	7,223
Bluefly, Inc.*	600	1,110
Bob Evans Farms, Inc.	710	26,781
Bon-Ton Stores, Inc.	590	5,452
Books-A-Million, Inc.	1,600	5,120
Boyd Gaming Corp.*	1,900	14,896
Brown Shoe Co., Inc.	940	8,676
Build-A-Bear Workshop, Inc.*	1,010	5,303
Cache, Inc.*	230	1,610
Callaway Golf Co.	1,990	13,452
Cambium Learning Group, Inc.*	1,850	4,903
Career Education Corp.*	1,990	16,039
Carriage Services, Inc.	810	6,116
Casual Male Retail Group, Inc.*	1,480	4,973
Central European Media Enterprises Ltd. - Class A*	1,560	11,076
Century Casinos, Inc.*	1,000	2,870
Charming Shoppes, Inc.*	2,660	15,694
Christopher & Banks Corp.	760	1,414
Churchill Downs, Inc.	310	17,329
Citi Trends, Inc.*	260	2,980
Coldwater Creek, Inc.*	2,920	3,387
Collective Brands, Inc.*	1,720	33,815
Columbia Sportswear Co.	590	27,995
Conn's, Inc.*	740	11,359
Cooper Tire & Rubber Co.	1,700	25,874
Core-Mark Holding Co., Inc.	200	8,188
Corinthian Colleges, Inc.*	1,830	7,576
CSS Industries, Inc.	170	3,308
Culp, Inc.*	220	2,416
Cumulus Media, Inc. - Class A*	2,930	10,226
Delta Apparel, Inc.*	140	2,300
Digital Generation, Inc.*	830	8,474
Dixie Group, Inc.*	213	852

Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER DISCRETIONARY (Continued)
Dover Downs Gaming & Entertainment, Inc.	550	$1,386
Dover Motorsports, Inc.*	4,000	5,920
DreamWorks Animation SKG, Inc. - Class A*	1,600	29,520
Emerson Radio Corp.*	600	1,206
Entercom Communications Corp. - Class A*	970	6,295
Escalade, Inc.	220	1,302
EW Scripps Co. - Class A*	950	9,377
Exide Technologies*	2,980	9,327
Federal-Mogul Corp.*	2,060	35,453
Fisher Communications, Inc.*	150	4,608
Flexsteel Industries, Inc.	110	1,991
Fred's, Inc. - Class A	870	12,711
Frisch's Restaurants, Inc.	80	2,156
Fuel Systems Solutions, Inc.*	340	8,894
Full House Resorts, Inc.*	1,210	3,436
Furniture Brands International, Inc.*	1,540	2,587
G-III Apparel Group Ltd.*	630	17,905
Gaiam, Inc. - Class A*	790	3,144
Gaming Partners International Corp.	141	900
Gaylord Entertainment Co.*	1,140	35,112
Global Sources Ltd.*	1,200	7,392
Golfsmith International Holdings, Inc.*	670	2,908
Gray Television, Inc.*	1,780	3,364
Group 1 Automotive, Inc.	400	22,468
Harte-Hanks, Inc.	1,460	13,213
Haverty Furniture Cos., Inc.	340	3,774
Helen of Troy Ltd.*	770	26,188
hhgregg, Inc.*	820	9,332
Hooker Furniture Corp.	180	2,457
Iconix Brand Group, Inc.*	1,940	33,717
International Speedway Corp. - Class A	680	18,870
Isle of Capri Casinos, Inc.*	870	6,142
Jakks Pacific, Inc.	480	8,376
Joe's Jeans, Inc.*	3,400	4,148
Johnson Outdoors, Inc. - Class A*	150	2,865
Jones Group, Inc.	1,800	22,608
Journal Communications, Inc. - Class A*	950	5,349
K-Swiss, Inc. - Class A*	1,170	4,797
K12, Inc.*	110	2,599
Kenneth Cole Productions, Inc. - Class A*	180	2,898
Kid Brands, Inc.*	870	2,349
La-Z-Boy, Inc.*	1,520	22,739
Lacrosse Footwear, Inc.	110	1,421
Lakeland Industries, Inc.*	190	1,952
Lifetime Brands, Inc.	210	2,360
Lincoln Educational Services Corp.	940	7,435
Lithia Motors, Inc. - Class A	570	14,934

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2012 (Unaudited)

Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER DISCRETIONARY (Continued)
Live Nation Entertainment, Inc.*	570	$5,358
Luby's, Inc.*	810	4,917
M/I Homes, Inc.*	620	7,663
Mac-Gray Corp.	240	3,631
Marcus Corp.	380	4,769
MarineMax, Inc.*	460	3,786
Martha Stewart Living Omnimedia - Class A	90	343
McClatchy Co. - Class A*	2,320	6,705
MDC Holdings, Inc.	1,310	33,785
Men's Wearhouse, Inc.	150	5,816
Meredith Corp.	110	3,571
Meritage Homes Corp.*	600	16,236
Modine Manufacturing Co.*	1,090	9,625
Monarch Casino & Resort, Inc.*	300	3,090
Motorcar Parts of America, Inc.*	900	8,658
Movado Group, Inc.	320	7,856
Navarre Corp.*	920	1,656
New York Times Co. - Class A*	3,100	21,049
Office Depot, Inc.*	6,880	23,736
OfficeMax, Inc.*	2,210	12,641
Pacific Sunwear of California, Inc.*	2,480	4,365
PEP Boys-Manny Moe & Jack	160	2,387
Perfumania Holdings, Inc.*	150	1,389
Perry Ellis International, Inc.*	280	5,228
Pinnacle Entertainment, Inc.*	1,450	16,689
Quiksilver, Inc.*	4,110	16,604
Radio One, Inc. - Class A*	1,800	1,818
Radio One, Inc. - Class D*	1,020	990
RadioShack Corp.	2,430	15,115
Reading International, Inc. - Class A*	560	2,610
Red Lion Hotels Corp.*	340	2,791
Red Robin Gourmet Burgers, Inc.*	550	20,454
Regis Corp.	1,310	24,143
Rick's Cabaret International, Inc.*	170	1,586
Rocky Brands, Inc.*	130	1,769
Ruby Tuesday, Inc.*	1,420	12,965
Ryland Group, Inc.	130	2,506
Saga Communications, Inc. - Class A*	10	358
Saks, Inc.*	3,500	40,635
Salem Communications Corp. - Class A	530	2,496
Scholastic Corp.	810	28,577
School Specialty, Inc.*	530	1,876
Shiloh Industries, Inc.	320	3,050
Shoe Carnival, Inc.*	230	7,411
Shutterfly, Inc.*	830	26,004
Skechers U.S.A., Inc. - Class A*	1,050	13,356
Skyline Corp.	140	1,071

Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER DISCRETIONARY (Continued)
Sonic Automotive, Inc. - Class A	1,180	$21,134
Spartan Motors, Inc.	1,260	6,665
Speedway Motorsports, Inc.	950	17,746
Stage Stores, Inc.	940	15,266
Standard Motor Products, Inc.	900	15,966
Standard Pacific Corp.*	5,140	22,924
Stanley Furniture Co., Inc.*	516	2,472
Stein Mart, Inc.*	970	6,402
Steinway Musical Instruments, Inc.*	220	5,500
Stewart Enterprises, Inc. - Class A	2,190	13,293
Strattec Security Corp.	60	1,404
Summer Infant, Inc.*	1,040	6,240
Superior Industries International, Inc.	800	15,632
Superior Uniform Group, Inc.	103	1,209
Systemax, Inc.*	710	11,971
Talbots, Inc.*	1,580	4,787
Tandy Leather Factory, Inc.	370	1,943
Trans World Entertainment Corp.*	600	1,272
Tuesday Morning Corp.*	1,380	5,299
U.S. Auto Parts Network, Inc.*	1,600	5,776
Unifi, Inc.*	700	6,762
Universal Electronics, Inc.*	270	5,395
Valuevision Media, Inc. - Class A*	1,130	2,339
VOXX International Corp.*	750	10,170
West Marine, Inc.*	600	7,188
Wet Seal, Inc. - Class A*	2,440	8,418
Weyco Group, Inc.	190	4,503
WMS Industries, Inc.*	170	4,034
Zale Corp.*	740	2,287
		1,531,635
CONSUMER STAPLES – 3.9%
Alico, Inc.	300	6,933
Alliance One International, Inc.*	2,220	8,369
Andersons, Inc.	330	16,068
Central European Distribution Corp.*	2,120	10,833
Central Garden and Pet Co.*	230	2,164
Central Garden and Pet Co. - Class A*	1,030	9,919
Chiquita Brands International, Inc.*	1,110	9,757
Craft Brew Alliance, Inc.*	320	2,451
Diamond Foods, Inc.	70	1,597
Dole Food Co., Inc.*	1,930	19,262
Farmer Bros Co.*	780	8,494
Fresh Del Monte Produce, Inc.	1,340	30,606
Harbinger Group, Inc.*	3,080	15,954
Imperial Sugar Co.	300	1,407
Ingles Markets, Inc. - Class A	230	4,057
Inter Parfums, Inc.	1,200	18,828

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2012 (Unaudited)

Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER STAPLES (Continued)
John B Sanfilippo & Son, Inc.*	140	$1,746
MGP Ingredients, Inc.	410	2,206
Nash Finch Co.	210	5,968
Natural Alternatives International, Inc.*	140	875
Nutraceutical International Corp.*	170	2,475
Oil-Dri Corp. of America	90	1,916
Omega Protein Corp.*	830	6,316
Overhill Farms, Inc.*	520	2,340
Pantry, Inc.*	610	7,936
Parlux Fragrances, Inc.*	570	3,226
Primo Water Corp.*	2,790	5,441
Seneca Foods Corp. - Class A*	190	5,005
Smart Balance, Inc.*	1,840	12,162
Snyders-Lance, Inc.	1,450	37,483
Spartan Stores, Inc.	730	13,228
Spectrum Brands Holdings, Inc.*	950	33,212
SUPERVALU, Inc.	6,400	36,544
Susser Holdings Corp.*	650	16,686
Universal Corp.	610	28,426
Village Super Market, Inc. - Class A	20	632
Weis Markets, Inc.	480	20,928
Westway Group, Inc.*	190	1,100
		412,550
ENERGY – 6.1%
Alon USA Energy, Inc.	1,190	10,769
Bill Barrett Corp.*	1,140	29,651
Bolt Technology Corp.	150	2,325
Bristow Group, Inc.	810	38,661
Cal Dive International, Inc.*	2,570	8,481
Cloud Peak Energy, Inc.*	1,430	22,780
Comstock Resources, Inc.*	900	14,247
Crimson Exploration, Inc.*	1,870	7,761
CVR Energy, Inc.*	260	6,955
Dawson Geophysical Co.*	130	4,466
Delek U.S. Holdings, Inc.	1,250	19,387
DHT Holdings, Inc.	1,970	1,891
Double Eagle Petroleum Co.*	190	1,140
Energy Partners Ltd.*	890	14,783
Energy Services of America Corp.*	700	2,520
ENGlobal Corp.*	860	2,064
EXCO Resources, Inc.	4,610	30,564
Exterran Holdings, Inc.*	1,480	19,521
Forbes Energy Services Ltd.*	400	2,468
Forest Oil Corp.*	3,030	36,724
Frontline Ltd.	2,090	16,072
GMX Resources, Inc.*	2,070	2,629
Green Plains Renewable Energy, Inc.*	1,220	13,164

Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Gulf Island Fabrication, Inc.	600	$17,562
Hallador Energy Co.	1,002	8,858
Hercules Offshore, Inc.*	3,420	16,177
James River Coal Co.*	980	5,018
Knightsbridge Tankers Ltd.	830	11,935
L&L Energy, Inc.*	1,730	4,239
Matrix Service Co.*	940	13,169
Natural Gas Services Group, Inc.*	230	3,036
Newpark Resources, Inc.*	2,140	17,527
Overseas Shipholding Group, Inc.	640	8,083
Parker Drilling Co.*	3,090	18,447
Patriot Coal Corp.*	2,270	14,165
Penn Virginia Corp.	1,770	8,053
PHI, Inc.*	240	5,556
Pioneer Drilling Co.*	1,390	12,232
Quicksilver Resources, Inc.*	3,920	19,757
Resolute Energy Corp.*	1,370	15,591
REX American Resources Corp.*	140	4,298
SemGroup Corp. - Class A*	900	26,226
Ship Finance International Ltd.	1,760	26,928
Swift Energy Co.*	760	22,063
Tetra Technologies, Inc.*	1,680	15,826
Union Drilling, Inc.*	1,120	6,227
USEC, Inc.*	3,140	3,328
Vantage Drilling Co.*	8,500	13,600
Warren Resources, Inc.*	1,640	5,346
Willbros Group, Inc.*	1,070	3,467
		635,737
FINANCIALS – 26.4%
1st Source Corp.	440	10,767
Access National Corp.	170	1,783
ACNB Corp.	100	1,447
Alliance Financial Corp.	90	2,728
American Equity Investment Life Holding Co.	1,330	16,984
American National Bankshares, Inc.	130	2,769
American Safety Insurance Holdings Ltd.*	190	3,582
Ameris Bancorp*	430	5,650
AMERISAFE, Inc.*	640	15,834
AmeriServ Financial, Inc.*	1,100	2,882
Ames National Corp.	150	3,570
Argo Group International Holdings Ltd.	850	25,389
Arrow Financial Corp.	240	5,856
Artio Global Investors, Inc.	1,110	5,295
Astoria Financial Corp.	2,320	22,875
Atlantic American Corp.	600	1,728
AV Homes, Inc.*	220	2,680
Baldwin & Lyons, Inc. - Class B	200	4,476

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2012 (Unaudited)

Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
Bancfirst Corp.	270	$11,761
BancorpSouth, Inc.	1,920	25,862
Bank of Commerce Holdings	290	1,282
Bank of Kentucky Financial Corp.	130	3,345
Bank of Marin Bancorp	100	3,801
BCB Bancorp, Inc.	170	1,699
Beacon Federal Bancorp, Inc.	110	1,562
Berkshire Bancorp, Inc.*	300	2,073
BNC Bancorp	150	1,161
BofI Holding, Inc.*	200	3,416
Boston Private Financial Holdings, Inc.	1,660	16,451
Bridge Bancorp, Inc.	140	2,936
Bridge Capital Holdings*	256	3,446
Brookline Bancorp, Inc.	1,246	11,675
Bryn Mawr Bank Corp.	240	5,386
C&F Financial Corp.	50	1,488
Calamos Asset Management, Inc. - Class A	670	8,784
California First National Bancorp	170	2,608
Camden National Corp.	140	4,921
Cape Bancorp, Inc.*	230	1,835
Capital City Bank Group, Inc.	300	2,235
Cardinal Financial Corp.	1,030	11,639
Cash America International, Inc.	540	25,882
Cathay General Bancorp	1,700	30,090
Center Bancorp, Inc.	280	2,808
Central Pacific Financial Corp.*	890	11,525
Central Valley Community Bancorp*	160	1,160
Century Bancorp, Inc. - Class A	60	1,638
CFS Bancorp, Inc.	380	2,136
Chemical Financial Corp.	700	16,408
Cheviot Financial Corp.	151	1,279
Citizens & Northern Corp.	220	4,400
Citizens Republic Bancorp, Inc.*	980	15,298
City Holding Co.	270	9,374
CNB Financial Corp.	230	3,843
CNO Financial Group, Inc.*	5,020	39,056
CoBiz Financial, Inc.	1,080	7,636
Colonial Financial Services, Inc.*	9	114
Columbia Banking System, Inc.	710	16,174
Commercial National Financial Corp.	50	1,150
Community Bank System, Inc.	900	25,902
Community Trust Bancorp, Inc.	280	8,980
Cowen Group, Inc. - Class A*	2,830	7,669
Crawford & Co. - Class A	1,000	3,900
Crawford & Co. - Class B	80	392
Crescent Financial Bancshares, Inc.*	750	2,888
CVB Financial Corp.	2,440	28,646

Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
DFC Global Corp.*	950	$17,926
Dime Community Bancshares, Inc.	830	12,126
Donegal Group, Inc. - Class A	650	8,885
Doral Financial Corp.*	3,410	5,251
Eagle Bancorp, Inc.*	370	6,194
Eastern Insurance Holdings, Inc.	130	1,898
Edelman Financial Group, Inc.	550	3,636
EMC Insurance Group, Inc.	220	4,420
Employers Holdings, Inc.	820	14,522
Endurance Specialty Holdings Ltd.	1,000	40,660
Enstar Group Ltd.*	240	23,758
Enterprise Bancorp, Inc.	160	2,630
Enterprise Financial Services Corp.	330	3,874
ESB Financial Corp.	290	4,182
ESSA Bancorp, Inc.	700	6,860
Farmers National Banc Corp.	320	2,077
FBL Financial Group, Inc. - Class A	580	19,546
FBR & Co.*	1,860	4,780
Federal Agricultural Mortgage Corp. - Class C	160	3,632
Fidelity Southern Corp.	220	1,483
Financial Institutions, Inc.	240	3,881
First Acceptance Corp.*	1,300	1,807
First American Financial Corp.	2,260	37,584
First BanCorp*	4,390	19,316
First Bancorp	310	3,388
First Bancorp, Inc.	170	2,521
First Busey Corp.	1,910	9,435
First California Financial Group, Inc.*	530	3,090
First Citizens BancShares, Inc. - Class A	101	18,452
First Commonwealth Financial Corp.	320	1,958
First Community Bancshares, Inc.	330	4,409
First Defiance Financial Corp.	170	2,866
First Financial Bancorp	1,080	18,684
First Financial Corp.	250	7,938
First Financial Holdings, Inc.	310	3,410
First Interstate Bancsystem, Inc.	530	7,749
First Marblehead Corp.*	2,600	3,172
First Merchants Corp.	880	10,859
First of Long Island Corp.	150	3,975
Firstbank Corp.	130	1,071
Firstcity Financial Corp.*	170	1,486
FirstMerit Corp.	2,390	40,295
Flushing Financial Corp.	940	12,652
FNB Corp.	3,000	36,240
Forestar Group, Inc.*	650	10,003
Fortegra Financial Corp.*	550	4,598
FXCM, Inc. - Class A	420	5,456

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2012 (Unaudited)

Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
Gain Capital Holdings, Inc.	1,000	$5,020
German American Bancorp, Inc.	460	8,938
GFI Group, Inc.	2,930	11,017
Gleacher & Co., Inc.*	3,100	4,216
Great Southern Bancorp, Inc.	240	5,760
Green Bankshares, Inc.*	2,870	4,850
Hallmark Financial Services*	761	6,004
Hampton Roads Bankshares, Inc.*	995	3,015
Hanmi Financial Corp.*	760	7,691
Hanover Insurance Group, Inc.	1,050	43,176
Harleysville Savings Financial Corp.	60	981
Heartland Financial USA, Inc.	280	4,855
Heritage Commerce Corp.*	500	3,215
Heritage Financial Corp.	50	680
Heritage Oaks Bancorp*	470	2,392
Home Bancshares, Inc.	520	13,837
Homeowners Choice, Inc.	100	1,270
HopFed Bancorp, Inc.	122	1,080
Horace Mann Educators Corp.	870	15,329
Horizon Bancorp	80	1,472
Hudson Valley Holding Corp.	60	968
ICG Group, Inc.*	1,300	11,635
Independence Holding Co.	304	3,028
Independent Bank Corp.	390	11,205
Infinity Property & Casualty Corp.	220	11,513
Interactive Brokers Group, Inc. - Class A	1,070	18,190
International Bancshares Corp.	1,500	31,725
Intervest Bancshares Corp. - Class A*	760	2,903
INTL. FCStone, Inc.*	390	8,229
Investment Technology Group, Inc.*	870	10,405
Investors Bancorp, Inc.*	2,320	34,846
Investors Title Co.	100	4,672
Janus Capital Group, Inc.	4,080	36,353
JMP Group, Inc.	400	2,952
Kaiser Federal Financial Group, Inc.	160	2,238
Kansas City Life Insurance Co.	190	6,118
Kemper Corp.	1,680	50,870
Knight Capital Group, Inc. - Class A*	2,760	35,521
Lakeland Bancorp, Inc.	515	5,068
Lakeland Financial Corp.	300	7,809
Macatawa Bank Corp.*	470	1,631
Maiden Holdings Ltd.	1,590	14,310
MainSource Financial Group, Inc.	350	4,218
Meadowbrook Insurance Group, Inc.	1,090	10,170
Mercantile Bank Corp.*	150	2,135
Merchants Bancshares, Inc.	110	3,100
Meridian Interstate Bancorp, Inc.*	70	919

Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
Meta Financial Group, Inc.	100	$2,100
Metro Bancorp, Inc.*	260	3,039
MetroCorp Bancshares, Inc.*	200	2,000
MGIC Investment Corp.*	5,450	27,032
MicroFinancial, Inc.	270	1,850
Middleburg Financial Corp.	120	1,885
MidWestOne Financial Group, Inc.	150	2,904
Monarch Financial Holdings, Inc.	100	874
MutualFirst Financial, Inc.	120	1,171
NASB Financial, Inc.*	120	1,854
National Bankshares, Inc.	130	3,913
National Financial Partners Corp.*	870	13,172
National Interstate Corp.	340	8,697
National Penn Bancshares, Inc.	3,050	26,992
National Western Life Insurance Co. - Class A	60	8,212
Navigators Group, Inc.*	270	12,755
NBT Bancorp, Inc.	800	17,664
Nelnet, Inc. - Class A	830	21,505
New Hampshire Thrift Bancshares, Inc.	100	1,227
New Mountain Finance Corp.	190	2,611
NewBridge Bancorp*	260	1,245
North Valley Bancorp*	100	1,230
Northrim BanCorp, Inc.	100	2,152
Northwest Bancshares, Inc.	2,540	32,258
Norwood Financial Corp.	60	1,588
Oak Valley Bancorp*	300	2,168
Ocean Shore Holding Co.	110	1,276
OceanFirst Financial Corp.	340	4,842
Old National Bancorp	2,440	32,062
OneBeacon Insurance Group Ltd. - Class A	430	6,626
Oneida Financial Corp.	120	1,192
Oppenheimer Holdings, Inc. - Class A	270	4,685
Oriental Financial Group, Inc.	890	10,769
Oritani Financial Corp.	980	14,386
Orrstown Financial Services, Inc.	140	1,228
Pacific Capital Bancorp NA*	720	32,839
Pacific Mercantile Bancorp*	300	1,644
Pacific Premier Bancorp, Inc.*	180	1,440
PacWest Bancorp	820	19,926
Palmetto Bancshares, Inc.*	300	1,650
Park National Corp.	270	18,676
Peapack Gladstone Financial Corp.	140	1,893
Peoples Bancorp, Inc.	190	3,333
PHH Corp.*	1,200	18,564
Phoenix Cos., Inc.*	2,810	6,885
Pinnacle Financial Partners, Inc.*	900	16,515
Piper Jaffray Cos.*	350	9,317

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2012 (Unaudited)

Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
Popular, Inc.*	21,450	$43,972
Preferred Bank*	220	2,592
Presidential Life Corp.	560	6,401
Primerica, Inc.	1,720	43,361
Provident Financial Holdings, Inc.	190	2,077
Provident Financial Services, Inc.	1,260	18,308
Pulaski Financial Corp.	190	1,495
QC Holdings, Inc.	290	1,189
Radian Group, Inc.	2,850	12,397
Renasant Corp.	460	7,489
Republic Bancorp, Inc. - Class A	320	7,654
Republic First Bancorp, Inc.*	1,100	2,596
Resource America, Inc. - Class A	830	5,237
Riverview Bancorp, Inc.*	450	1,017
RLI Corp.	450	32,238
S&T Bancorp, Inc.	720	15,617
Safeguard Scientifics, Inc.*	760	13,072
Safety Insurance Group, Inc.	270	11,243
Sandy Spring Bancorp, Inc.	450	8,176
SCBT Financial Corp.	250	8,177
SeaBright Holdings, Inc.	400	3,636
Selective Insurance Group, Inc.	990	17,434
Shore Bancshares, Inc.	200	1,418
Sierra Bancorp	260	2,556
Simmons First National Corp. - Class A	320	8,266
Southern National Bancorp of Virginia, Inc.	200	1,300
Southside Bancshares, Inc.	290	6,409
Southwest Bancorp, Inc.*	360	3,319
StanCorp Financial Group, Inc.	990	40,531
State Auto Financial Corp.	890	13,003
State Bank Financial Corp.*	780	13,658
StellarOne Corp.	440	5,223
Sterling Bancorp	590	5,658
Stewart Information Services Corp.	520	7,389
Stratus Properties, Inc.*	20	187
SWS Group, Inc.	730	4,176
SY Bancorp, Inc.	250	5,800
Symetra Financial Corp.	3,040	35,051
Synovus Financial Corp.	19,250	39,462
Taylor Capital Group, Inc.*	480	6,888
TCF Financial Corp.	3,500	41,615
Teche Holding Co.	33	1,242
Territorial Bancorp, Inc.	200	4,162
Tompkins Financial Corp.	190	7,611
Tower Group, Inc.	970	21,757
TowneBank	1,010	13,625
Trico Bancshares	270	4,703

Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
Trustco Bank Corp. NY	2,020	$11,534
Trustmark Corp.	1,440	35,971
Umpqua Holdings Corp.	2,320	31,459
Union First Market Bankshares Corp.	970	13,580
United Bankshares, Inc.	1,200	34,632
United Community Banks, Inc.*	1,140	11,115
United Fire & Casualty Co.	460	8,229
Universal Insurance Holdings, Inc.	900	3,501
Univest Corp. of Pennsylvania	290	4,866
ViewPoint Financial Group	740	11,381
Virginia Commerce Bancorp, Inc.*	840	7,375
VIST Financial Corp.	110	1,310
Walker & Dunlop, Inc.*	1,000	12,600
Walter Investment Management Corp.	770	17,363
Washington Banking Co.	300	4,143
Washington Federal, Inc.	2,300	38,686
Washington Trust Bancorp, Inc.	310	7,483
Waterstone Financial, Inc.*	830	2,615
WesBanco, Inc.	500	10,070
West Bancorporation, Inc.	320	3,197
West Coast Bancorp*	340	6,433
White River Capital, Inc.	60	1,335
Wintrust Financial Corp.	780	27,916
WSFS Financial Corp.	160	6,560
		2,761,760
HEALTH CARE – 5.6%
Affymetrix, Inc.*	1,780	7,601
Albany Molecular Research, Inc.*	850	2,295
Almost Family, Inc.*	170	4,422
Alphatec Holdings, Inc.*	2,730	6,470
Amedisys, Inc.*	820	11,857
AMN Healthcare Services, Inc.*	1,130	6,848
Amsurg Corp.*	870	24,343
Analogic Corp.	220	14,859
AngioDynamics, Inc.*	440	5,390
Anika Therapeutics, Inc.*	230	2,884
Assisted Living Concepts, Inc. - Class A	350	5,813
Astex Pharmaceuticals*	3,080	5,729
BioClinica, Inc.*	260	1,443
BioScrip, Inc.*	1,840	12,494
Capital Senior Living Corp.*	1,000	9,240
CardioNet, Inc.*	1,650	5,082
Chindex International, Inc.*	280	2,660
Codexis, Inc.*	800	2,920
Community Health Systems, Inc.*	1,660	36,918
CONMED Corp.	700	20,909
Cornerstone Therapeutics, Inc.*	600	3,576

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2012 (Unaudited)

Number of Shares	Value
COMMON STOCKS (Continued)
HEALTH CARE (Continued)
Cross Country Healthcare, Inc.*	1,210	$6,062
CryoLife, Inc.*	520	2,740
Derma Sciences, Inc.*	180	1,730
Emergent Biosolutions, Inc.*	1,200	19,200
Enzo Biochem, Inc.*	870	2,340
Exactech, Inc.*	230	3,645
ExamWorks Group, Inc.*	890	11,054
Five Star Quality Care, Inc.*	1,050	3,581
Gentiva Health Services, Inc.*	1,160	10,138
Greatbatch, Inc.*	610	14,957
Hanger Orthopedic Group, Inc.*	730	15,958
Harvard Bioscience, Inc.*	1,310	5,135
Healthways, Inc.*	1,230	9,053
Heska Corp.	600	6,828
Integra LifeSciences Holdings Corp.*	680	23,589
Integramed America, Inc.*	200	2,421
Invacare Corp.	750	12,427
Kindred Healthcare, Inc.*	1,200	10,368
Lannett Co., Inc.*	1,410	5,880
LHC Group, Inc.*	330	6,115
Magellan Health Services, Inc.*	500	24,405
MedAssets, Inc.*	1,080	14,213
Medical Action Industries, Inc.*	310	1,773
Merit Medical Systems, Inc.*	1,200	14,904
Molina Healthcare, Inc.*	140	4,708
National Healthcare Corp.	260	11,846
Natus Medical, Inc.*	640	7,635
NuVasive, Inc.*	1,010	17,008
PDI, Inc.*	260	1,734
PharMerica Corp.*	690	8,577
RTI Biologics, Inc.*	2,290	8,473
Select Medical Holdings Corp.*	3,670	28,222
Solta Medical, Inc.*	1,400	4,242
Sun Healthcare Group, Inc.*	780	5,335
Symmetry Medical, Inc.*	1,040	7,353
Theragenics Corp.*	1,380	2,539
Triple-S Management Corp. - Class B*	530	12,243
Universal American Corp.	1,720	18,542
Wright Medical Group, Inc.*	1,030	19,900
Young Innovations, Inc.	150	4,638
		585,264
INDUSTRIALS – 18.8%
A123 Systems, Inc.*	3,540	3,965
AAR Corp.	1,010	18,432
ABM Industries, Inc.	1,260	30,618
Accuride Corp.*	1,300	11,297
Aceto Corp.	860	8,161

Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
Aegion Corp.*	870	$15,512
Air Transport Services Group, Inc.*	1,470	8,511
Aircastle Ltd.	1,630	19,951
Alamo Group, Inc.	220	6,613
Albany International Corp. - Class A	510	11,705
Alexander & Baldwin, Inc.	850	41,182
Alliant Techsystems, Inc.	1,000	50,120
Allied Motion Technologies, Inc.	520	3,770
American Railcar Industries, Inc.*	800	18,808
American Superconductor Corp.*	1,050	4,326
American Woodmark Corp.	260	4,680
Ampco-Pittsburgh Corp.	180	3,623
AMREP Corp.*	200	1,748
API Technologies Corp.*	1,420	4,956
Apogee Enterprises, Inc.	720	9,324
Arkansas Best Corp.	650	12,226
Asset Acceptance Capital Corp.*	1,260	5,972
Asta Funding, Inc.	250	2,043
Astec Industries, Inc.*	580	21,158
AT Cross Co. - Class A*	210	2,528
Atlas Air Worldwide Holdings, Inc.*	660	32,479
Barrett Business Services, Inc.	190	3,768
Brady Corp. - Class A	1,170	37,849
Briggs & Stratton Corp.	1,140	20,440
CAI International, Inc.*	530	9,635
CBIZ, Inc.*	1,170	7,394
CDI Corp.	360	6,455
Celadon Group, Inc.	70	1,089
Ceradyne, Inc.	450	14,652
CIRCOR International, Inc.	350	11,645
Columbus McKinnon Corp.*	330	5,376
Comfort Systems USA, Inc.	1,100	12,001
Consolidated Graphics, Inc.*	250	11,313
Courier Corp.	230	2,668
Covenant Transportation Group, Inc. - Class A*	910	2,912
CRA International, Inc.*	300	7,566
Curtiss-Wright Corp.	1,090	40,341
Dolan Co.*	1,130	10,294
Douglas Dynamics, Inc.	800	11,000
Ducommun, Inc.*	200	2,380
Eagle Bulk Shipping, Inc.*	2,450	4,753
Eastern Co.	110	2,200
Ecology and Environment, Inc. - Class A	150	2,273
EMCOR Group, Inc.	1,950	54,054
Encore Capital Group, Inc.*	630	14,206
Encore Wire Corp.	620	18,433

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2012 (Unaudited)

Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
EnergySolutions, Inc.*	2,490	$12,201
EnerSys*	1,100	38,115
Ennis, Inc.	970	15,345
EnPro Industries, Inc.*	610	25,071
ESCO Technologies, Inc.	450	16,546
Essex Rental Corp.*	470	1,795
Federal Signal Corp.*	1,430	7,951
FreightCar America, Inc.	240	5,398
FTI Consulting, Inc.*	1,050	39,396
Fuel Tech, Inc.*	1,200	6,552
G&K Services, Inc. - Class A	660	22,572
Genco Shipping & Trading Ltd.*	1,300	8,268
General Cable Corp.*	1,320	38,386
General Finance Corp.*	1,160	3,341
Geo Group, Inc.*	1,330	25,283
GeoEye, Inc.*	400	9,628
Gibraltar Industries, Inc.*	580	8,787
Global Power Equipment Group, Inc.*	290	8,033
GrafTech International Ltd.*	4,300	51,342
Granite Construction, Inc.	910	26,153
Great Lakes Dredge & Dock Corp.	1,270	9,169
Greenbrier Cos., Inc.*	690	13,655
Griffon Corp.	1,630	17,441
Hardinge, Inc.	200	1,892
Harsco Corp.	1,650	38,709
Hawaiian Holdings, Inc.*	1,350	7,061
Heidrick & Struggles International, Inc.	330	7,270
Hill International, Inc.*	1,190	4,677
Hudson Highland Group, Inc.*	630	3,389
Hurco Cos., Inc.*	120	3,390
ICF International, Inc.*	370	9,387
Insteel Industries, Inc.	320	3,888
Interline Brands, Inc.*	860	18,585
International Shipholding Corp.	120	2,771
JetBlue Airways Corp.*	6,810	33,301
Kadant, Inc.*	220	5,240
Kaydon Corp.	790	20,153
Kelly Services, Inc. - Class A	760	12,152
Key Technology, Inc.*	80	1,058
KEYW Holding Corp.*	1,040	8,060
Kimball International, Inc. - Class B	900	6,219
Korn/Ferry International*	1,150	19,262
Kratos Defense & Security Solutions, Inc.*	1,190	6,355
Lawson Products, Inc.	150	2,267
Layne Christensen Co.*	550	12,237
LB Foster Co. - Class A	170	4,847
Lime Energy Co.*	700	2,016

Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
LMI Aerospace, Inc.*	210	$3,822
LS Starrett Co. - Class A	100	1,295
LSI Industries, Inc.	440	3,225
Lydall, Inc.*	340	3,465
Manitex International, Inc.*	200	1,466
Marten Transport Ltd.	390	8,607
MasTec, Inc.*	2,200	39,798
Met-Pro Corp.	270	2,851
Metalico, Inc.*	1,490	6,362
Mfri, Inc.*	120	900
Michael Baker Corp.*	160	3,816
Miller Industries, Inc.	200	3,384
Mueller Water Products, Inc. - Class A	3,900	12,987
Multi-Color Corp.	290	6,528
MYR Group, Inc.*	800	14,288
NACCO Industries, Inc. - Class A	120	13,964
National Presto Industries, Inc.	250	18,965
National Technical Systems, Inc.*	400	2,300
Navigant Consulting, Inc.*	1,180	16,414
NL Industries, Inc.	920	13,708
NN, Inc.*	290	2,366
Orbital Sciences Corp.*	1,370	18,015
Orion Energy Systems, Inc.*	650	1,547
Orion Marine Group, Inc.*	870	6,290
Pacer International, Inc.*	700	4,424
PAM Transportation Services, Inc.	140	1,567
Perma-Fix Environmental Services*	1,640	2,608
PGT, Inc.*	1,600	2,896
Pike Electric Corp.*	920	7,572
Powell Industries, Inc.*	230	7,878
PowerSecure International, Inc.*	340	2,060
Preformed Line Products Co.	90	5,895
Quad/Graphics, Inc.	750	10,425
Quanex Building Products Corp.	860	15,162
RailAmerica, Inc.*	1,160	24,894
RCM Technologies, Inc.*	220	1,225
Republic Airways Holdings, Inc.*	1,290	6,373
Resources Connection, Inc.	960	13,488
Roadrunner Transportation Systems, Inc.*	520	9,022
Rush Enterprises, Inc. - Class A*	680	14,430
Rush Enterprises, Inc. - Class B*	180	3,130
Saia, Inc.*	280	4,763
Schawk, Inc.	730	9,132
SeaCube Container Leasing Ltd.	750	12,900
SkyWest, Inc.	1,090	12,044
SL Industries, Inc.*	70	1,370
Sparton Corp.*	170	1,632

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2012 (Unaudited)

Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
Standard Register Co.	1,430	$1,788
Steelcase, Inc. - Class A	1,870	17,952
Sterling Construction Co., Inc.*	300	2,925
SYKES Enterprises, Inc.*	1,020	16,116
Sypris Solutions, Inc.	830	3,362
Tecumseh Products Co. - Class A*	450	1,809
Tecumseh Products Co. - Class B*	1,100	4,477
Tetra Tech, Inc.*	1,400	36,904
Titan Machinery, Inc.*	550	15,510
TMS International Corp. - Class A*	220	2,662
Tutor Perini Corp.*	1,130	17,605
Ultralife Corp.*	790	4,092
Ultrapetrol Bahamas Ltd.*	1,600	3,200
Unifirst Corp.	270	16,618
United Stationers, Inc.	1,000	31,030
UniTek Global Services, Inc.*	480	1,618
Universal Forest Products, Inc.	360	12,413
Universal Truckload Services, Inc.	300	4,518
USA Truck, Inc.*	180	1,395
UTi Worldwide, Inc.	2,630	45,315
Viad Corp.	390	7,578
Vicor Corp.	90	720
VSE Corp.	90	2,233
Watts Water Technologies, Inc. - Class A	520	21,190
Willis Lease Finance Corp.*	150	1,952
		1,969,254
INFORMATION TECHNOLOGY – 16.1%
Acxiom Corp.*	1,650	24,222
Advanced Energy Industries, Inc.*	1,080	14,170
Agilysys, Inc.*	470	4,225
Alliance Fiber Optic Products, Inc.*	150	1,439
Alpha & Omega Semiconductor Ltd.*	930	8,947
Amkor Technology, Inc.*	3,850	23,658
Amtech Systems, Inc.*	210	1,749
Anadigics, Inc.*	2,010	4,764
Anaren, Inc.*	50	918
AOL, Inc.*	2,060	39,078
Arris Group, Inc.*	2,910	32,883
Aviat Networks, Inc.*	1,850	5,217
Avid Technology, Inc.*	950	10,450
Axcelis Technologies, Inc.*	4,160	7,155
AXT, Inc.*	1,100	6,985
Bel Fuse, Inc. - Class B	180	3,181
Benchmark Electronics, Inc.*	1,330	21,932
Black Box Corp.	520	13,265
Brooks Automation, Inc.	1,510	18,618
CACI International, Inc. - Class A*	760	47,340

Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Calix, Inc.*	920	$7,848
Cascade Microtech, Inc.*	430	2,094
Checkpoint Systems, Inc.*	980	11,054
CIBER, Inc.*	1,770	7,505
Cohu, Inc.	440	5,003
Communications Systems, Inc.	150	1,970
Compuware Corp.*	4,570	41,998
Comtech Telecommunications Corp.	360	11,729
Convergys Corp.*	2,690	35,911
CoreLogic, Inc.*	2,240	36,557
CTS Corp.	1,140	11,993
CyberOptics Corp.*	110	1,063
Diodes, Inc.*	990	22,948
Dot Hill Systems Corp.*	1,470	2,220
DSP Group, Inc.*	930	6,194
Dynamics Research Corp.*	180	1,735
Earthlink, Inc.	2,490	19,895
EasyLink Services International Corp. - Class A*	740	3,763
Electro Rent Corp.	830	15,280
Electro Scientific Industries, Inc.	90	1,351
Electronics for Imaging, Inc.*	1,390	23,102
Emcore Corp.*	915	4,365
Entropic Communications, Inc.*	260	1,516
EPIQ Systems, Inc.	960	11,616
ePlus, Inc.*	130	4,156
Extreme Networks*	1,680	6,434
Fairchild Semiconductor International, Inc.*	380	5,586
Frequency Electronics, Inc.*	140	1,158
FSI International, Inc.*	920	4,499
Globecomm Systems, Inc.*	470	6,806
GSI Technology, Inc.*	790	3,350
Hackett Group, Inc.*	910	5,433
Harmonic, Inc.*	2,640	14,441
Hutchinson Technology, Inc.*	950	2,090
ID Systems, Inc.*	210	1,256
Identive Group, Inc.*	1,700	3,553
IEC Electronics Corp.*	180	981
Imation Corp.*	970	6,004
InfoSpace, Inc.*	900	11,529
Insight Enterprises, Inc.*	1,060	23,246
Integrated Device Technology, Inc.*	3,330	23,809
Integrated Silicon Solution, Inc.*	650	7,254
Intermec, Inc.*	1,260	9,740
International Rectifier Corp.*	1,580	36,451
Intersil Corp. - Class A	3,130	35,056
IntraLinks Holdings, Inc.*	1,700	8,993

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2012 (Unaudited)

Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Iteris, Inc.*	780	$1,162
Itron, Inc.*	790	35,874
IXYS Corp.*	670	8,844
JDA Software Group, Inc.*	1,040	28,579
Kemet Corp.*	1,080	10,109
Key Tronic Corp.*	180	1,706
Keynote Systems, Inc.	310	6,126
KVH Industries, Inc.*	340	3,570
Local.com Corp.*	470	1,208
LoJack Corp.*	310	1,231
LTX-Credence Corp.*	1,290	9,275
Mantech International Corp. - Class A	620	21,365
Marchex, Inc. - Class B	1,080	4,817
MEMC Electronic Materials, Inc.*	5,020	18,122
MEMSIC, Inc.*	950	4,000
Mercury Computer Systems, Inc.*	750	9,937
Methode Electronics, Inc.	1,010	9,373
MKS Instruments, Inc.	1,530	45,181
ModusLink Global Solutions, Inc.*	1,410	7,614
Monster Worldwide, Inc.*	3,350	32,662
MoSys, Inc.*	800	3,176
Motricity, Inc.*	1,680	1,848
Multi-Fineline Electronix, Inc.*	630	17,293
NAPCO Security Technologies, Inc.*	380	1,189
NCI, Inc. - Class A*	160	1,022
NeoPhotonics Corp.*	1,040	4,919
Network Engines, Inc.*	1,040	1,487
Newport Corp.*	733	12,989
Newtek Business Services, Inc.*	4,000	6,080
Novatel Wireless, Inc.*	740	2,479
Oclaro, Inc.*	1,180	4,649
Official Payments Holdings, Inc.*	870	4,411
Omnivision Technologies, Inc.*	1,520	30,400
Online Resources Corp.*	880	2,508
Oplink Communications, Inc.*	360	6,156
Opnext, Inc.*	2,740	4,247
PAR Technology Corp.*	260	1,269
Park Electrochemical Corp.	60	1,814
PC Connection, Inc.	1,120	9,206
PC Mall, Inc.*	220	1,322
Perceptron, Inc.*	400	2,336
Perficient, Inc.*	1,030	12,370
Photronics, Inc.*	1,860	12,369
PMC - Sierra, Inc.*	4,800	34,704
Power-One, Inc.*	2,710	12,330
QuinStreet, Inc.*	1,100	11,539
Radisys Corp.*	1,090	8,066

Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Ramtron International Corp.*	1,700	$3,383
RealNetworks, Inc.	1,210	12,027
Richardson Electronics Ltd.	40	479
Rimage Corp.	181	1,812
Rofin-Sinar Technologies, Inc.*	710	18,723
Rogers Corp.*	290	11,237
Rosetta Stone, Inc.*	560	5,779
Rubicon Technology, Inc.*	600	6,258
Rudolph Technologies, Inc.*	850	9,443
Sanmina-SCI Corp.*	2,110	24,159
Sapiens International Corp. NV*	120	422
Scansource, Inc.*	750	27,990
Seachange International, Inc.*	1,060	8,247
Sigma Designs, Inc.*	1,600	8,288
Soundbite Communications, Inc.*	300	894
Spansion, Inc. - Class A*	1,250	15,225
STEC, Inc.*	1,100	10,384
STR Holdings, Inc.*	1,390	6,728
Stream Global Services, Inc.*	1,749	5,754
SunPower Corp.*	2,750	17,545
Symmetricom, Inc.*	1,180	6,809
SYNNEX Corp.*	720	27,461
TeleCommunication Systems, Inc. - Class A*	1,570	4,365
TeleNav, Inc.*	930	6,529
Tellabs, Inc.	9,350	37,867
Tessco Technologies, Inc.	130	3,311
TheStreet, Inc.	780	1,724
Transact Technologies, Inc.*	200	1,570
TriQuint Semiconductor, Inc.*	4,170	28,752
TTM Technologies, Inc.*	1,920	22,061
Ultra Clean Holdings*	990	7,465
United Online, Inc.	1,950	9,535
Veeco Instruments, Inc.*	960	27,456
Viasystems Group, Inc.*	470	8,921
Vishay Intertechnology, Inc.*	430	5,229
Vishay Precision Group, Inc.*	230	3,411
Westell Technologies, Inc. - Class A*	1,210	2,819
X-Rite, Inc.*	3,000	13,620
		1,687,346
MATERIALS – 6.0%
A Schulman, Inc.	650	17,563
AM Castle & Co.*	600	7,590
American Pacific Corp.*	130	978
Boise, Inc.	2,240	18,390
Century Aluminum Co.*	1,960	17,405
Chase Corp.	150	2,363
Chemtura Corp.*	2,240	38,035

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2012 (Unaudited)

Number of Shares	Value
COMMON STOCKS (Continued)
MATERIALS (Continued)
Clearwater Paper Corp.*	710	$23,579
Commercial Metals Co.	2,470	36,605
Core Molding Technologies, Inc.*	120	1,104
Ferro Corp.*	1,940	11,524
Friedman Industries, Inc.	130	1,417
FutureFuel Corp.	800	8,784
Hecla Mining Co.	6,770	31,277
Horsehead Holding Corp.*	1,050	11,959
Kaiser Aluminum Corp.	360	17,014
KapStone Paper and Packaging Corp.*	1,080	21,276
Kraton Performance Polymers, Inc.*	780	20,725
Landec Corp.*	1,030	6,726
Louisiana-Pacific Corp.*	3,470	32,444
Material Sciences Corp.*	180	1,485
Materion Corp.*	380	10,917
Minerals Technologies, Inc.	320	20,931
Northern Technologies International Corp.*	10	157
Olin Corp.	1,840	40,020
Olympic Steel, Inc.	210	5,040
OM Group, Inc.*	710	19,532
Penford Corp.*	190	1,284
PH Glatfelter Co.	970	15,307
RTI International Metals, Inc.*	610	14,067
Schnitzer Steel Industries, Inc. - Class A	770	30,719
Sensient Technologies Corp.	1,450	55,100
Spartech Corp.*	780	3,806
Stillwater Mining Co.*	3,400	42,976
Synalloy Corp.	110	1,445
Texas Industries, Inc.	500	17,505
Tredegar Corp.	700	13,713
U.S. Concrete, Inc.*	521	2,428
UFP Technologies, Inc.*	110	2,140
Universal Stainless & Alloy*	130	5,554
		630,884
TELECOMMUNICATION SERVICES – 1.1%
Cbeyond, Inc.*	1,140	9,120
Fairpoint Communications, Inc.*	840	3,158
Hawaiian Telcom Holdco, Inc.*	170	2,931
Iridium Communications, Inc.*	1,630	14,279
Leap Wireless International, Inc.*	2,060	17,984
Neutral Tandem, Inc.*	1,170	14,262
Premiere Global Services, Inc.*	1,700	15,368
Primus Telecommunications Group, Inc.*	240	3,859
Shenandoah Telecommunications Co.	920	10,258
SureWest Communications	40	902

Number of Shares	Value
COMMON STOCKS (Continued)
TELECOMMUNICATION SERVICES (Continued)
USA Mobility, Inc.	790	$11,005
Vonage Holdings Corp.*	7,000	15,470
		118,596
TOTAL COMMON STOCKS (Cost $10,147,963)		10,333,026

RIGHTS – 0.0%
DHT Holdings, Inc.*1	7	73

TOTAL RIGHTS (Cost $0)		73

SHORT-TERM INVESTMENTS – 3.6%
Federated Treasury Obligations Fund, 0.01%2	372,457	372,457

SHORT-TERM INVESTMENTS (Cost $372,457)		372,457

TOTAL INVESTMENTS – 102.2% (Cost $10,520,420)		10,705,556

Liabilities less other assets – (2.2)%		(229,463)

TOTAL NET ASSETS – 100.0%		$10,476,093

*	Non-income producing security.

1
The security is valued as its fair value as determined in good faith by Vericimetry Advisors LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.

2	Variable rate security; the rate shown represents the rate at March 31, 2012.

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2012 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Commercial Banks	13.1%
Insurance	7.2%
Semiconductors & Semiconductor Equipment	5.3%
Oil, Gas & Consumable Fuels	3.9%
Electronic Equipment, Instruments & Components	3.7%
Commercial Services & Supplies	3.4%
Health Care Providers & Services	3.1%
Machinery	3.1%
Specialty Retail	3.0%
Thrifts & Mortgage Finance	2.6%
Chemicals	2.5%
Hotels, Restaurants & Leisure	2.3%
Metals & Mining	2.3%
Construction & Engineering	2.2%
Electrical Equipment	2.2%
Energy Equipment & Services	2.2%
Capital Markets	2.1%
IT Services	2.1%
Aerospace & Defense	2.0%
Media	1.8%
Internet Software & Services	1.7%
Textiles, Apparel & Luxury Goods	1.7%
Health Care Equipment & Supplies	1.7%
Communications Equipment	1.6%
Household Durables	1.6%
Professional Services	1.6%
Auto Components	1.5%
Food Products	1.4%
Food & Staples Retailing	1.2%
Software	1.1%
Trading Companies & Distributors	1.0%
Diversified Consumer Services	0.9%
Air Freight & Logistics	0.8%
Paper & Forest Products	0.8%
Building Products	0.7%
Multiline Retail	0.7%
Consumer Finance	0.7%
Diversified Telecommunication Services	0.7%
Airlines	0.6%
Computers & Peripherals	0.6%
Diversified Financial Services	0.6%
Marine	0.6%
Road & Rail	0.6%
Household Products	0.5%
Leisure Equipment & Products	0.5%
Internet & Catalog Retail	0.4%
Tobacco	0.4%

Security Type/Industry	Percent of Total Net Assets
Wireless Telecommunication Services	0.4%
Biotechnology	0.3%
Beverages	0.2%
Construction Materials	0.2%
Containers & Packaging	0.2%
Distributors	0.2%
Life Sciences Tools & Services	0.2%
Personal Products	0.2%
Pharmaceuticals	0.2%
Health Care Technology	0.1%
Real Estate Management & Development	0.1%
Total Common Stocks	98.6%
Rights	0.0%
Short-Term Investments	3.6%
Total Investments	102.2%
Liabilities less Other Assets	(2.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Vericimetry Funds
Vericimetry U.S. Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2012 (Unaudited)

ASSETS
Investments in securities, at value (cost $10,520,420)	$10,705,556
Receivables:
Securities sold	21,330
Fund shares issued	107,422
Dividends and interest	5,757
Prepaid offering costs	77,880
Prepaid expenses	29,344
Total assets	10,947,289

LIABILITIES
Payables:
Securities purchased	373,657
Due to Adviser	45,093
Custody fees	16,480
Due to Trustees	12,972
Accrued other expenses	22,994
Total liabilities	471,196

NET ASSETS	$10,476,093

COMPONENTS OF NET ASSETS
Paid-in-capital	$10,234,292
Accumulated undistributed net investment income	18,785
Accumulated net realized gain on investments	37,880
Net unrealized appreciation on investments	185,136
NET ASSETS	$10,476,093

Shares outstanding no par value (unlimited shares authorized)	918,740

Net asset value per share	$11.40

See accompanying Notes to Financial Statements.

Vericimetry Funds
Vericimetry U.S. Small Cap Value Fund
STATEMENT OF OPERATIONS
For the Period from December 27, 2011* to March 31, 2012 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$27,027
Interest	13
Total investment income	27,040

Expenses
Offering costs	27,690
Custody fees	20,086
Fund accounting and administration fees and expenses	13,640
Trustees’ fees and expenses	12,972
Transfer agent fees	10,945
Professional fees	8,980
Insurance fees	7,967
Investment advisory fees	6,669
Registration fees	6,060
Shareholder reporting fees	2,173
Miscellaneous expenses	1,468

Total expenses	118,650
Expenses waived	(110,647)
Net expenses	8,003
Net investment income	19,037

Net Realized and Unrealized Gain from Investments
Net realized gain on investments	37,880
Net change in unrealized appreciation on investments	185,136
Net realized and unrealized gain on investments	223,016

Net Increase in Net Assets from Operations	$242,053

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Vericimetry Funds
Vericimetry U.S. Small Cap Value Fund
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

For the Period from December 27, 2011* to March 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM
Operations
Net investment income	$19,037
Net realized gain on investments	37,880
Net change in unrealized appreciation on investments	185,136
Net increase resulting from operations	242,053

Distributions to Shareholders
From net investment income	(252)
Net decrease resulting from distributions	(252)

Capital Transactions
Proceeds from shares issued	10,149,123
Reinvestment of distributions	252
Cost of shares repurchased	(15,083)
Net increase resulting from capital transactions	10,134,292

Total increase in net assets	10,376,093

Net Assets
Beginning of period	100,000
End of period	$10,476,093

Accumulated undistributed net investment income	$18,785

Capital Share Activity
Shares issued	919,126
Shares reinvested	26
Shares redeemed	(1,412)
Net increase in capital shares	917,740

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Vericimetry Funds
Vericimetry U.S. Small Cap Value Fund
FINANCIAL HIGHLIGHTS (Unaudited)

For a capital share outstanding throughout the period
	For the Period from December 27, 2011* to March 31, 2012
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income	0.02
Net realized and unrealized gain on investments	1.38
Total from investment operations	1.40

Less Distributions:
From net investment income	—	(1)
Total distributions	—

Net asset value, end of period	$11.40

Total return	14.03	%(2)

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$10,476

Ratio of expenses to average net assets
Before fees reimbursed by the Adviser	8.89	%(3)
After fees reimbursed by the Adviser	0.60	%(3)
Ratio of net investment income (loss) to average net assets
Before fees reimbursed by the Adviser	(6.86	%)(3)
After fees reimbursed by the Adviser	1.43	%(3)

Portfolio turnover rate	5	%(2)

*	Commencement of operations.

(1)	Less than $0.01 per share.

(2)	Not Annualized.

(3)	Annualized.

See accompanying Notes to Financial Statements.

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS
As of March 31, 2012 (Unaudited)

1.	Organization

Vericimetry Funds (the “Trust”), a Delaware Statutory Trust, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust consists of the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced operations on December 27, 2011. Affiliates of Vericimetry Advisors LLC (the “Adviser”) and the Trustees of the Fund hold approximately 13% of the Fund’s outstanding shares as of March 31, 2012.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a)
Investment Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –
quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement at Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of March 31, 2012:

	Level 1	Level 2*	Level 3*	Total
Investments in Securities
Common Stocks(1)	$10,333,026	$—	$—	$10,333,026
Rights	—	73	—	73
Short-Term Investments	372,457	—	—	372,457
Total Investments in Securities	$10,705,483	$73	$—	$10,705,556

*
The Fund held one Level 2 security at March 31, 2012, which was a set of rights fair valued by the Adviser, in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees. There were no Level 3 securities as of March 31, 2012. There were no other transfers between each of the three levels. The Fund recognizes such transfers between levels at the end of the reporting period.

(1)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by sector classification, please refer to the Schedule of Investments.

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2012 (Unaudited)

(b)
Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Securities gains and losses are calculated based on highest cost, long-term holdings, and where not applicable, the first-in, first-out method. Interest income is recognized on accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

The Fund incurred offering costs of $105,570, which are being amortized over a one-year period from December 27, 2011 (commencement of operations). The Fund also incurred organizational costs of $114,068 prior to the commencement of operations of the Fund which were reimbursed by the Adviser. The Fund’s offering costs and previously waived organizational costs are subject to reimbursement in accordance with the Fund’s Expense Limitation Agreement discussed in Note 3.

(c)
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of the federal income and excise tax provisions impacting regulated investment companies (“RICs”), including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses. In general, the provisions of the Act will be effective for taxable years beginning after December 22, 2010, the date of enactment.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period December 27, 2011(commencement of operations) through March 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d)
Distributions to Shareholders – The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2012 (Unaudited)

(e)
Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, the Adviser (subject to oversight by the Board) will consider all relevant facts and circumstances, including the creditworthiness of the borrower. The loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned from securities loans of this type justifies the attendant risk. Collateral will be received and maintained by the Fund’s custodian concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities.

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. The Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions. The Fund may pay reasonable administrative and custodial fees in connection with the loan.

As of and for the period from December 27, 2011 (commencement of operations) to March 31, 2012, there were no securities on loan by the Fund. The Fund commenced securities lending in April 2012.

3.	Investment Advisory and Other Agreements

The Fund has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser will provide general investment advisory services for the Fund. For providing these services, the Adviser will receive a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.50% of the Fund’s average daily net assets. However, the Adviser has contractually agreed through an Expense Limitation Agreement to reimburse the Fund so that its total annual operating expenses, excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with GAAP, and other extraordinary costs, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, do not exceed 0.60% of the Fund’s average net assets per year, through January 28, 2013.

Under the terms of the Expense Limitation Agreement, at any time the expenses of the Fund, which includes offering costs and the previously waived organizational costs, are less than the expense limitation, the Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed, to the extent that such reimbursement will not cause the Fund’s annualized expenses to exceed 0.60% of its average net assets on an annualized basis. The Fund is not obligated to reimburse the Adviser for fees previously waived or expenses previously assumed by the Adviser more than three years after the fiscal year end of such reimbursement. As of March 31, 2012, reimbursements (including offering costs and the previously waived organizational costs) that may potentially be made by the Fund to the Adviser total $224,715, which expire as follows:

September 22, 2014	$114,068
September 30, 2015	$110,647

Certain officers and Trustees of the Trust are also officers of the Adviser.

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2012 (Unaudited)

4.	Federal Income Tax Information

At March 31, 2012, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$10,520,421
Gross Unrealized Appreciation	$493,901
Gross Unrealized Depreciation	$(308,766)
Net Unrealized Appreciation (Depreciation)	$185,135

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

5.	Investment Transactions

For the period from December 27, 2011 (commencement of operations) to March 31, 2012, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Vericimetry U.S. Small Cap Value Fund	$10,306,801	$196,718

6.	Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

7.	Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Fund’s financial statements.

Vericimetry Funds
EXPENSE EXAMPLE
For the Period from December 27, 2011* to March 31, 2012 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 27, 2011 (commencement of operations) to March 31, 2012 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value December 27, 2011	Ending account value March 31, 2012	Expenses paid during the period from December 27, 2011 through March 31, 2012(1)
Actual Example	$1,000.00	$1,140.30	$1.68
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,023.43	1.59

*	Commencement of operations.

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.60% multiplied by the average account value over the period, multiplied by 96/366 (to reflect the period since inception).

Vericimetry Funds
OTHER INFORMATION (Unaudited)

Proxy Voting

The Fund’s proxy voting guidelines and a record of the Vericimetry U.S. Small Cap Value Fund’s proxy votes for the year ended June 30 are available without charge, upon request, by calling 1-877-568-7633 and on the Securities and Exchange Commission’s website at www.sec.gov. It is expected that the Fund’s initial proxy votes for the year ended June 30, 2012 will be available after August 31, 2012.

Quarterly Holdings

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Risk Disclosures

Economic, political, and issuer specific events will cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

Vericimetry Funds
Board Approval of Investment Management Agreement (Unaudited)

At the Board meeting held on July 19, 2011, (the “Meeting”) the Board of Trustees (“Board”), including a majority of the independent trustees (hereinafter the “Trustees”) met to consider, among other matters, the approval of an investment management agreement (the “Investment Management Agreement”) between Vericimetry Advisors LLC (the “Adviser”) and the Vericimetry U.S. Small Cap Value Fund (the “Fund”).

The Board considered the Fund’s proposed investment objective and strategy along with written responses, provided by the Adviser, to questions posed by the Trustees prior to the Meeting. In considering the information and materials described above, the Trustees received assistance from legal counsel.

The Board specifically evaluated information provided in relation to the approval of the Investment Management Agreement including details about: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the costs of the services to be provided and the potential profits to be realized by the Adviser from the relationship with the Fund; (iii) the extent to which economies of scale may be realized as the Fund grows; (iv) the management fee and expense ratio of the Fund; (v) potential fall-out benefits to the Adviser from its relationship to the Fund; and (vi) other general information about the Adviser.

The Board compared the Fund’s projected expense ratio, which is made up of the investment advisory fee and other expenses of the Fund, to expense ratios of a peer group of similar funds. They also noted the advisory fee waiver structure in effect for the Fund. The Board upon reviewing the rationale for the Fund’s operating expense ratio agreed that the fees selected were appropriate and reasonable in relation to the services to be provided. In terms of potential “fall out” benefits to the Adviser from its relationship to the Fund, the Board noted that the Adviser does not engage in the use of soft dollars. The Board discussed economies of scale noting that it was premature to evaluate this factor as the Fund had not yet commenced operations.

The Board, including a majority of the independent Trustees, concluded its satisfactory evaluation with the nature, extent and quality of the services to be provided to the Fund and without assigning particular weight to any single conclusion, supported approval of the Investment Management Agreement for the Fund.

Vericimetry U.S. Small Cap Value Fund

UMB Distribution Services, LLC, Distributor

P.O. Box 2175, Milwaukee, WI 53201-2175

www.vericimetryfunds.com

Item 2.	Code of Ethics.

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submissions of Matters to a Vote of Security Holders

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) The registrant's certifying officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.	Exhibits.

(a)(1) Code of Ethics – Not applicable to semi-annual reports.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not Applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Glenn S. Freed
Glenn S. Freed
President

Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vericimetry Funds

By:	/s/ Glenn S. Freed
Glenn S. Freed
President

Date:	May 23, 2012

By:	/s/ Carlos A. Elizondo
Carlos A. Elizondo
Treasurer

Date:	May 23, 2012